Business segment information	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company has four business segments, Scales, Pet Electronics Products, Rental and Management and Others for the fiscal years ended March 31, 2018 and 2019. The Chief Operating Decision Maker, identified as the Chief Executive Officer and Chief Financial Officer, reviews these segment results when making decisions about allocating revenues and assessing the performance of the Company.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications. Revenue from scale products was 67% (2018: 68%) of overall revenue of the Company for the fiscal year ended March 31, 2019, and the Company expects that the revenue will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications. Revenue from pet electronics products was 14% (2018: 16%) of overall revenue of the Company for the fiscal year ended March 31, 2019, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

Rental and Management involve leasing out part of our factories and machinery to third parties. The management decided to identify and expand the rental and management segment during the fiscal year ended March 31, 2018 with the signing of an agreement with Fangda, a property developer in Shenzhen, to cooperate in reconstructing and redeveloping the Shenzhen factory to generate more rental revenue in the future. Revenue from rental and management was 19% (2018: 16%) of overall revenue of the Company for the fiscal year ended March 31, 2019. The Shenzhen factory was rented to a third party with a lease term from August 1, 2013 to August 1, 2019; however, the rent terminated as at January 31, 2019. The Company expects that the revenue from rental and management will decrease for the next 12 months.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2017, 2018, and 2019:

	Year ended March 31,
Product Line	2017	2018	2019
Scales and Others	83%	68%	67%
Pet Electronics Products	9%	16%	14%
Rental and Management	8%	16%	19%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

(a)	Summarized financial information by business segment as of March 31, 2017, 2018 and 2019 is as follows:

	Net sales	Cost of Revenue	Operating income / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands
2017

Scales and Others	15,814	9,428	2,916	10,355	515	262
Pet Electronics Products	1,662	991	307	1,089	54	27
Rental and Management	1,476	855	(57)	5,465	748	—

Total operating segments	18,952	11,274	3,166	16,909	1,317	289
Corporate	—	—	—	4,057	—	—

Group	18,952	11,274	3,166	20,966	1,317	289

2018

Scales and Others	7,862	4,809	208	8,211	479	79
Pet Electronics Products	1,861	1,139	49	1,944	113	19
Rental and Management	1,800	1,010	(19)	5,622	784	266

Total operating segments	11,523	6,958	238	15,777	1,376	364
Corporate	—	—	—	8,978	—	—

Group	11,523	6,958	238	24,755	1,376	364

2019

Scales and Others	6,686	4,340	(74)	8,244	540	236
Pet Electronics Products	1,410	915	(16)	1,739	115	67
Rental and Management	1,896	780	(450)	4,716	479	289

Total operating segments	9,992	6,035	(540)	14,699	1,134	592
Corporate	—	—	—	7,787	—	—

Group	9,992	6,035	(540)	22,486	1,134	592

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong and the PRC.

Property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2018	2019
	$ in thousands	$ in thousands
Hong Kong	1,092	845
The PRC	9,342	8,746

Property, plant and equipment, net	10,434	9,591

(c)	The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2017, 2018 and 2019:

	Year ended March 31,
	2017		2018		2019
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Germany	2,797	15	3,621	31	3,760	38
United States	10,356	55	4,807	42	3,184	32
The PRC	1,590	8	2,054	18	2,265	23
Netherlands	2,299	12	87	1	—	—

	17,042	90	10,569	92	9,209	93

(d)	The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2017, 2018 and 2019:

		Year Ended March 31,
		2017		2018		2019
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	Scales	2,729	14	3,579	31	3,715	37
Customer C	Scales	2,435	13	1,599	14	1,225	12
Customer B	Scales and Pet Electronics Products	1,563	8	1,662	14	1,027	10
Customer E	Rental and Management	1,061	6	1,050	9	996	10
Customer D	Scales	8,472	45	1,115	10	21	—

		16,260	86	9,005	78	6,984	69